LEASES (Details - Lease costs) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expense	$ 4,424	$ 26,224
Total net lease costs	$ 4,424	$ 26,224